Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Short Duration Inflation-Protected Income Portfolio
Entity Central Index Key	0001928846
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000237224
Shareholder Report [Line Items]
Fund Name	Short Duration Inflation-Protected Income Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Short Duration Inflation-Protected Income Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Short Duration Inflation-Protected Income Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Inflation-Protected Income Portfolio	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index (the Index):

↓ The Fund’s allocation to cash ― while minimal ― detracted from Index-relative returns due to the outperformance of riskier asset classes during the period

↑ The Treasury Inflation-Protected Securities (TIPS) held by the Fund outperformed the TIPS represented within the Index due to favorable security selections, which benefited Index-relative performance during the period

↑ Out-of-Index allocations to commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS) during the period contributed to Index-relative returns, as both CMBS and ABS generally outperformed TIPS given their higher yields and the underlying strength of the U.S. economy and corporate earnings

↑ The Fund’s strategy of swapping nominal interest payments for payments based on changes in the Consumer Price Index ― and other measures of inflation ― helped performance during the period

● Fund management made no significant changes to the Fund’s allocation mix during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Short Duration Inflation-Protected Income Portfolio	Bloomberg U.S. Universal Index	ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index
5/22	$10,000	$10,000	$10,000
5/22	$10,080	$10,084	$10,071
6/22	$9,850	$9,882	$9,893
7/22	$10,110	$10,131	$10,081
8/22	$9,960	$9,867	$9,955
9/22	$9,560	$9,442	$9,575
10/22	$9,710	$9,339	$9,671
11/22	$9,730	$9,687	$9,721
12/22	$9,680	$9,654	$9,698
1/23	$9,740	$9,953	$9,766
2/23	$9,730	$9,709	$9,709
3/23	$9,900	$9,936	$9,914
4/23	$9,910	$9,997	$9,941
5/23	$9,830	$9,894	$9,854
6/23	$9,810	$9,878	$9,822
7/23	$9,870	$9,888	$9,872
8/23	$9,870	$9,828	$9,876
9/23	$9,860	$9,594	$9,847
10/23	$9,890	$9,450	$9,883
11/23	$9,990	$9,875	$9,998
12/23	$10,090	$10,250	$10,117
1/24	$10,140	$10,225	$10,163
2/24	$10,130	$10,103	$10,123
3/24	$10,190	$10,202	$10,183
4/24	$10,190	$9,963	$10,160
5/24	$10,300	$10,129	$10,267
6/24	$10,350	$10,221	$10,333
7/24	$10,430	$10,453	$10,443
8/24	$10,480	$10,607	$10,506
9/24	$10,590	$10,753	$10,621
10/24	$10,540	$10,508	$10,551

Average Annual Return [Table Text Block]
Fund	1 Year	Since 5/23/22 (Inception)
Short Duration Inflation-Protected Income Portfolio	6.54%	2.18%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	2.05%
ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index	6.76%	2.22%

Performance Inception Date	May 23, 2022
AssetsNet	$ 347,336,628
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,756,091
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$347,336,628
# of Portfolio Holdings	35
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$1,756,091

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122